Management of Financial Risk (Tables)	12 Months Ended
Dec. 31, 2024
Management of Financial Risk
Schedule of deferred royalty payments
	Payments due by Period
			(CAD$000)
		Less than			After
	Total	1 year	1-3 years	3-5 years	5 years

Basic office lease	$235	$87	$148	$-	$-

Total, December 31, 2024	$235	$87	$148	$-	$-

Basic office lease	$321	$86	$175	$60	$-

Total, December 31, 2023	$321	$86	$175	$60	$-

Schedule Of foreign currency risk
	December 31,
	2024	2023

Cash	$589	$2,811
Marketable securities	218	1,534
Receivables and prepaids	247	924
Accounts payable and accrued liabilities	(828)	(652)
Lease liability	(150)	(215)
Deferred compensation liability	(422)	(244)

Net financial assets (liabilities)	$(346)	$4,158